Victory Science & Technology Fund Investment Objectives and Goals - Victory Science & Technology Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Science & Technology Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Science & Technology Fund (the “Fund”) seeks long-term capital appreciation.